[INVESCO ICON]   INVESCO FUNDS                  INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800-525-8085
                                                www.invesco.com

                                                A Member of the AMVESCAP Group

December 15, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO COMBINATION STOCK & BOND FUNDS, INC.
         1933 ACT NO. 033-69904
         1940 ACT NO. 811-8066
         CIK NO. 0000913126

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Combination Stock & Bond Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive forms of its Class K Prospectus and its Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 14 under the 1933 Act and Amendment No. 15 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on December 11, 2000. This Post-Effective Amendment became effective December 14, 2000.

If you have any questions or comments, please contact the undersigned at (303) 930-6526.

Sincerely,


/s/ James F. Lummanick
----------------------
James F. Lummanick
Vice President and
Assistant General Counsel

JFL/db